UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE ALL CAP VALUE FUND

FORM N-Q

JUNE 30, 2018

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited)	June 30, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 95.4%
CONSUMER DISCRETIONARY - 7.8%
Auto Components - 0.8%
Gentex Corp.	600,000	$13,812,000

Diversified Consumer Services - 1.4%
Service Corp. International	700,000	25,053,000

Media - 0.9%
CBS Corp., Class B Shares, Non Voting Shares	300,000	16,866,000

Specialty Retail - 3.5%
AutoZone Inc.	36,000	24,153,480	*
Foot Locker Inc.	250,000	13,162,500
Murphy USA Inc.	325,000	24,144,250	*

Total Specialty Retail		61,460,230

Textiles, Apparel & Luxury Goods - 1.2%
Hanesbrands Inc.	950,000	20,919,000

TOTAL CONSUMER DISCRETIONARY		138,110,230

CONSUMER STAPLES - 4.2%
Food & Staples Retailing - 2.0%
Kroger Co.	500,000	14,225,000
Sprouts Farmers Market Inc.	1,000,000	22,070,000	*

Total Food & Staples Retailing		36,295,000

Personal Products - 2.2%
Unilever PLC	705,585	39,030,810	(a)

TOTAL CONSUMER STAPLES		75,325,810

ENERGY - 13.1%
Energy Equipment & Services - 1.4%
Halliburton Co.	550,000	24,783,000

Oil, Gas & Consumable Fuels - 11.7%
Apache Corp.	575,000	26,881,250
CNX Resources Corp.	900,000	16,002,000	*
Devon Energy Corp.	750,000	32,970,000
Encana Corp.	1,700,000	22,185,000
Kinder Morgan Inc.	2,100,000	37,107,000
Pioneer Natural Resources Co.	135,000	25,547,400
Suncor Energy Inc.	1,200,000	48,816,000

Total Oil, Gas & Consumable Fuels		209,508,650

TOTAL ENERGY		234,291,650

See Notes to Schedule of Investments.

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
FINANCIALS - 28.6%
Banks - 14.1%
Bank of the Ozarks	300,000	$13,512,000
Citigroup Inc.	1,025,000	68,593,000
KeyCorp	2,300,000	44,942,000
US Bancorp	750,000	37,515,000
Wells Fargo & Co.	1,550,000	85,932,000

Total Banks		250,494,000

Capital Markets - 1.0%
Invesco Ltd.	700,000	18,592,000

Consumer Finance - 6.4%
Discover Financial Services	300,000	21,123,000
OneMain Holdings Inc.	1,000,000	33,290,000	*
Synchrony Financial	1,800,000	60,084,000

Total Consumer Finance		114,497,000

Diversified Financial Services - 1.2%
Voya Financial Inc.	450,000	21,150,000

Insurance - 4.6%
American International Group Inc.	600,000	31,812,000
Fairfax Financial Holdings Ltd.	28,968	16,238,302
First American Financial Corp.	200,000	10,344,000
MetLife Inc.	550,000	23,980,000

Total Insurance		82,374,302

Thrifts & Mortgage Finance - 1.3%
MGIC Investment Corp.	2,150,000	23,048,000	*

TOTAL FINANCIALS		510,155,302

HEALTH CARE - 12.2%
Biotechnology - 2.0%
Alexion Pharmaceuticals Inc.	110,000	13,656,500	*
Biogen Inc.	75,000	21,768,000	*

Total Biotechnology		35,424,500

Pharmaceuticals - 10.2%
Allergan PLC	150,000	25,008,000
Bristol-Myers Squibb Co.	500,000	27,670,000
Johnson & Johnson	475,000	57,636,500
Merck & Co. Inc.	725,000	44,007,500
Mylan NV	750,000	27,105,000	*

Total Pharmaceuticals		181,427,000

TOTAL HEALTH CARE		216,851,500

INDUSTRIALS - 9.5%
Aerospace & Defense - 2.5%
Boeing Co.	50,000	16,775,500
TransDigm Group Inc.	80,000	27,611,200

Total Aerospace & Defense		44,386,700

See Notes to Schedule of Investments.

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Airlines - 0.5%
Alaska Air Group Inc.	156,840	$9,471,567

Building Products - 1.9%
Johnson Controls International PLC	600,000	20,070,000
Owens Corning	225,000	14,258,250

Total Building Products		34,328,250

Industrial Conglomerates - 1.6%
Honeywell International Inc.	200,000	28,810,000

Machinery - 2.2%
Allison Transmission Holdings Inc.	615,310	24,913,902
Stanley Black & Decker Inc.	100,000	13,281,000

Total Machinery		38,194,902

Trading Companies & Distributors - 0.8%
GATX Corp.	180,000	13,361,400

TOTAL INDUSTRIALS		168,552,819

INFORMATION TECHNOLOGY - 7.5%
Communications Equipment - 3.0%
Cisco Systems Inc.	1,230,890	52,965,197

Semiconductors & Semiconductor Equipment - 1.3%
KLA-Tencor Corp.	180,000	18,455,400
Veeco Instruments Inc.	393,470	5,606,947	*

Total Semiconductors & Semiconductor Equipment		24,062,347

Software - 3.2%
Oracle Corp.	1,300,000	57,278,000

TOTAL INFORMATION TECHNOLOGY		134,305,544

MATERIALS - 2.4%
Chemicals - 1.5%
DowDuPont Inc.	402,022	26,501,290

Metals & Mining - 0.9%
Nucor Corp.	250,000	15,625,000

TOTAL MATERIALS		42,126,290

REAL ESTATE - 6.3%
Equity Real Estate Investment Trusts (REITs) - 4.6%
American Homes 4 Rent, Class A Shares	1,700,000	37,706,000
Pebblebrook Hotel Trust	568,735	22,066,918
Weyerhaeuser Co.	617,482	22,513,394

Total Equity Real Estate Investment Trusts (REITs)		82,286,312

Real Estate Management & Development - 1.7%
Realogy Holdings Corp.	1,300,000	29,640,000

TOTAL REAL ESTATE		111,926,312

See Notes to Schedule of Investments.

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY		SHARES	VALUE
UTILITIES - 3.8%
Electric Utilities - 2.2%
Exelon Corp.		930,000	$39,618,000

Independent Power and Renewable Electricity Producers - 1.6%
AES Corp.		2,100,000	28,161,000

TOTAL UTILITIES			67,779,000

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,332,028,135)			1,699,424,457

	RATE
SHORT-TERM INVESTMENTS - 4.6%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $82,918,154)	1.673%	82,918,154	82,918,154

TOTAL INVESTMENTS - 100.0% (Cost - $1,414,946,289)			1,782,342,611
Liabilities in Excess of Other Assets - 0.0%			(800,189)

TOTAL NET ASSETS - 100.0%			$1,781,542,422

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge All Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/ yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Staples	$36,295,000	$39,030,810	—	$75,325,810
Other Common Stocks	1,624,098,647	—	—	1,624,098,647

Total Long-Term Investments	1,660,393,647	39,030,810	—	1,699,424,457

Short-Term Investments†	82,918,154	—	—	82,918,154

Total Investments	$1,743,311,801	$39,030,810	—	$1,782,342,611

†	See Schedule of Investments for additional detailed categorizations.

For the period ended June 30, 2018, as a result of the fair value pricing procedures for the international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2018, securities valued at $39,030,810 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2018